Fair Value Measurements (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements (Details) [Line Items]
Implied borrowing rate		52.00%
Debentures of converted shares	871,256
2021 Bridge Debentures [Member]
Fair Value Measurements (Details) [Line Items]
Debentures of converted shares	6,759,642
2022 Bridge Debentures [Member]
Fair Value Measurements (Details) [Line Items]
Debentures of converted shares	7,810,509